UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Large Cap Growth Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Shares	Security	Value

COMMON STOCKS — 100.1%
CONSUMER DISCRETIONARY — 19.4%
Household Durables — 1.1%
60,401	Harman International Industries Inc.	$2,812,875

Internet & Catalog Retail — 10.0%
286,916	Amazon.com Inc. *	22,293,373
162,340	IAC/InterActiveCorp *	4,211,100

	Total Internet & Catalog Retail	26,504,473

Media — 4.3%
369,977	Time Warner Inc.	5,823,438
188,766	Walt Disney Co.	5,649,766

	Total Media	11,473,204

Multiline Retail — 1.6%
39,670	Sears Holdings Corp. *	4,383,138

Specialty Retail — 2.4%
203,864	Home Depot Inc.	6,252,509

	TOTAL CONSUMER DISCRETIONARY	51,426,199

CONSUMER STAPLES — 11.4%
Beverages — 5.2%
128,362	Coca-Cola Co.	7,595,179
90,603	PepsiCo Inc.	6,178,219

	Total Beverages	13,773,398

Food Products — 3.2%
151,013	Wm. Wrigley Jr. Co.	8,672,676

Household Products — 3.0%
120,806	Procter & Gamble Co.	7,967,156

	TOTAL CONSUMER STAPLES	30,413,230

FINANCIALS — 18.0%
Capital Markets — 5.8%
113,253	Lehman Brothers Holdings Inc.	7,267,445
142,700	Merrill Lynch & Co. Inc.	8,048,280

	Total Capital Markets	15,315,725

Diversified Financial Services — 3.7%
215,185	Nasdaq Stock Market Inc. *	9,956,610

Insurance — 8.5%
129,866	American International Group Inc.	7,163,409
113	Berkshire Hathaway Inc., Class A Shares *	15,368,000

	Total Insurance	22,531,409

	TOTAL FINANCIALS	47,803,744

HEALTH CARE — 19.9%
Biotechnology — 15.1%
253,697	Amgen Inc. *	11,819,743
151,005	Biogen Idec Inc. *	9,203,755
230,289	Genentech Inc. *	16,163,985
151,005	Vertex Pharmaceuticals Inc. *	3,074,462

	Total Biotechnology	40,261,945

Health Care Equipment & Supplies — 2.2%
124,580	Medtronic Inc.	5,801,690

Pharmaceuticals — 2.6%
109,488	Johnson & Johnson	6,926,211

	TOTAL HEALTH CARE	52,989,846

See Notes to Schedule of Investments.

Legg Mason Partners Variable Large Cap Growth Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Shares	Security	Value

INFORMATION TECHNOLOGY — 31.4%
Communications Equipment — 5.6%
302,021	Cisco Systems Inc. *	$7,399,515
177,434	QUALCOMM Inc.	7,526,750

	Total Communications Equipment	14,926,265

Internet Software & Services — 9.7%
297,232	Akamai Technologies Inc. *	8,976,406
302,021	eBay Inc. *	8,121,345
446,346	Yahoo! Inc. *	8,560,916

	Total Internet Software & Services	25,658,667

Semiconductors & Semiconductor Equipment — 7.3%
373,744	Intel Corp.	7,923,373
370,290	Texas Instruments Inc.	11,453,069

	Total Semiconductors & Semiconductor Equipment	19,376,442

Software — 8.8%
173,665	Electronic Arts Inc. *	8,226,511
222,738	Microsoft Corp.	7,261,259
422,829	Red Hat Inc. *	7,898,446

	Total Software	23,386,216

	TOTAL INFORMATION TECHNOLOGY	83,347,590

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $195,326,869)	265,980,609

Face Amount
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$424,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity - $424,034; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value - $432,481) (Cost - $424,000)	424,000

	TOTAL INVESTMENTS — 100.3% (Cost — $195,750,869#)	266,404,609
	Liabilities in Excess of Other Assets — (0.3)%	(793,268)

	TOTAL NET ASSETS — 100.0%	$265,611,341

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Large Cap Growth Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$81,419,696
Gross unrealized depreciation	(10,765,956)

Net unrealized appreciation	$70,653,740

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: March 26, 2008